LOSS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

NOTE 5 — LOSS PER SHARE

The following table presents the shares used in the basic and diluted loss per common share computations:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Numerator:
Net loss available in basic and diluted calculation	$(1,115,221)	$(3,974,903)	$(4,468,170)	$(7,251,965)
Denominator:
Weighted average common shares outstanding-basic	259,899	1,821,006	2,052,709	1,687,625
Effect of diluted stock options and warrants(1)	—	—	—	—
Weighted average common shares outstanding-basic	2,984,335	1,821,006	2,967,483	1,687,625
Loss per common share-basic and diluted	$(0.37)	$(2.18)	$(1.51)	$(4.30)

(1)
The number of shares underlying options and warrants outstanding as of September 30, 2014 and September 30, 2013 are 945,220 and 861,287 respectively. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.

NOTE 4 — LOSS PER SHARE

The following table presents the shares used in the basic and diluted loss per common share computations:

	Year Ended December 31,		From April 23, 2002 (Inception) To December 31, 2013
	2013	2012
Numerator:
Net loss available in basic and diluted calculation	$(9,406,304)	$(7,422,155)	$(28,697,415)
Denominator:
Weighted average common shares outstanding-basic	2,026,115	927,838	996,362
Effect of dilutive stock options and warrants(1)	—	—	—
Weighted average common shares outstanding-diluted	2,026,115	927,838	996,362
Loss per common share-basic and diluted	$(4.64)	$(8.00)	$(28.80)

(1)
The number of shares underlying options and warrants outstanding as of December 31, 2013 and December 31, 2012 are 847,777 and 637,277, respectively. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.